UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  October 31, 2015

Date of reporting period:  October 31, 2015

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

Investor Class
Institutional Class

ANNUAL REPORT
October 31, 2015

November 23, 2015

Dear Shareholder:

The fiscal year ended October 31, 2015, was characterized by price momentum and volatility in the equity markets. Larger capitalization stocks performed notably better than their smaller capitalization counterparts and growth significantly outperformed value. During the fiscal year, the Huber Capital Diversified Large Cap Value Fund, Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund underperformed their respective benchmarks.

The market environment during the fiscal year ended October 31, 2015, proved to be a continuation of the “complacent,” or price-momentum, driven environment that characterized fiscal year 2014. This trend, which results in the bidding up of a relatively small number of stocks irrespective of the companies’ fundamentals, can be attributed at least partially to a shift in assets from active to passive management. Concerns over an increase in the Fed Funds Rate, slowing growth in China giving rise to a sharp decline in commodity prices and increasing concerns over uneven global growth, particularly in emerging economies, resulted in high levels of volatility and a concomitant decline in investors’ appetite for risk assets and, therefore, value-oriented equities.

Diversified Large Cap Value Fund Review

For the fiscal year ended October 31, 2015, the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”), Investor Class and Institutional Class, returned -5.56% and -5.14%, respectively, underperforming the 0.53% total return of the Russell 1000® Value Index and the 5.20% total return of the S&P 500® Index. Relative to the Russell 1000® Value Index, the most notable sector that contributed positively to the Fund’s performance was Producer Durables. The main sectors that detracted from relative performance were Energy and Materials & Processing.

Within the Producer Durables sector, portfolio holdings Northrup Grumman Corp. (“Northrup”) and KBR, Inc. posted strong returns. Northrup has been executing strongly, achieving higher operating margins than historically realized and demonstrating a strong commitment to shareholder friendly capital allocation. Bookings are solid and Northrup’s portfolio of programs makes it well-positioned should Department of Defense (“DoD”) spending accelerate.

Within Energy, off-shore driller Ensco plc (“Ensco”), the sector’s primary detractor from performance, declined in sympathy with falling oil prices.

Within Materials & Processing, aluminum producer Alcoa Inc. and specialty metals manufacturer Carpenter Technology Corp. were both negatively affected by commodity prices.

Equity Income Fund Review

For the fiscal year ended October 31, 2015, the Huber Capital Equity Income Fund (the “Equity Income Fund”), Investor Class and Institutional Class, returned -5.73% and -5.31%, respectively, underperforming the 0.53% total return of the Russell 1000® Value Index and the 5.20% total return of the S&P 500® Index.  Relative to the Russell 1000® Value Index, the primary sector that contributed positively to the Fund’s performance was Producer Durables. The main sectors that detracted from relative performance were Materials & Processing and Energy.

Within the Producer Durables sector, Northrup Grumman Corp. and KBR, Inc. were the primary positive contributors to relative performance and are discussed in the Diversified Large Cap Value Fund section of this letter. Principal detractors from relative performance include Materials & Processing holdings Alcoa Inc. and Carpenter Technology Corp. as well as Energy holding, Ensco, also previously discussed in the Diversified Large Cap Value Fund section of this letter.

Small Cap Value Fund Review

For the fiscal year ended October 31, 2015, the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”), Investor Class and Institutional Class, returned -10.47% and -10.07%, respectively, underperforming the Russell 2000® Value Index and the Russell 2000® Index, which generated total returns of -2.88% and 0.34%, respectively.  Relative to the Russell 2000® Value Index, the primary sectors that contributed positively to the Fund’s relative performance were Producer Durables and Materials & Processing. The sectors that most negatively impacted relative performance were Financial Services, Energy and Consumer Discretionary.

Within the Producer Durables sector, portfolio holdings Nordic American Tankers Ltd. and Teekay Tankers Ltd. both benefited from improving industry fundamentals as well as from the additional benefits that accrue to the industry from the recent decline in oil prices.

Within the Materials & Processing sector, Innospec Inc., a specialty chemicals maker, was the primary contributor to relative performance as its shares appreciated following better than expected earnings results and sequential growth across the majority of their businesses.

Within the Financial Services sector, portfolio holdings Virtus Investment Partners, Inc. (“Virtus”) and Granite Real Estate Investment Trust (“Granite Real Estate”) were the largest detractors from relative performance.  Virtus’s shares re-rated downward as investors updated models for the loss of the F-Squared business, while industrial REIT Granite Real Estate’s shares were weak on the specter of rising interest rates.

Within the Energy sector, Ocean Rig UDW Inc. was the primary detractor from relative performance as its shares fell in sympathy with declining oil prices.

Within Consumer Discretionary, Iconix Brand Group, Inc. (“Iconix”) was the largest detractor from relative performance.  Iconix’s share price weakened materially when the company’s accounting methods came under scrutiny for booking non-sustainable gains as recurring revenue.  Shares were further impacted by senior management turnover and a significant negative preannouncement.

Outlook

Despite challenging performance, we maintain a high degree of conviction in our investment philosophy and process. Our investment decisions remain guided by a core set of beliefs: value investing is timeless rather than timely, risk is best measured by permanent loss of capital not volatility, and a superior process is one which is applied consistently.

Due to the sustained period of price momentum in the equity market, the dispersion in valuation between the most expensive and least expensive stocks has widened to historic levels.  Correspondingly, it is our belief that value investment opportunities have become even more attractive as companies’ share price performances have lagged tangible operational improvements.  As a disciplined value investor, Huber Capital Management, LLC seeks to populate the Funds with companies that have good assets and whose valuations, we believe, do not reflect the companies’ true earnings potentials.

With respect to portfolio positioning, we continue to strive for neutrality with respect to the weight of important factors in the macro-economy, a policy consistent with being a 100% bottom-up manager.  As, in our view, benchmarks have become price momentum strategies, particularly given the recent shift from active to passive investing, sector weights within indices may not be reflective of the weight of the underlying factors in the macro-economy.  Further, frequently used classification schema (e.g. the Global Industry Classification Standard or “GICS”) may assign companies to sectors which, in our view, don’t accurately reflect the company’s primary exposure.  For this reason, although we maintain factor neutrality with respect to the macro-economy, we may at certain times appear over- or under-weight the sector weights of the Funds’ corresponding benchmarks.

With that said, in the Diversified Large Cap Value Fund, we are overweight in Consumer Discretionary, Consumer Staples, Materials and Processing, Producer Durables and Technology sectors, while being underweight in Energy, Financial Services, Health Care and Utilities sectors. In the Equity Income Fund, we are overweight in Consumer Discretionary, Materials & Processing and Technology sectors, while being underweight in Consumer Staples, Energy, Financial

Services, Health Care, Producer Durables and Utilities sectors.  In the Small Cap Value Fund, we are overweight in the Consumer Discretionary, Materials & Processing and Producer Durables sectors, and underweight in Consumer Staples, Energy, Financial Services, Health Care, Technology, and Utilities sectors.

Although the timing of reversion is uncertain, both history and economic theory indicate that it should take place.  Nevertheless, while we can control the process and the execution and we believe that, over the long-term, a company’s stock price should revert to reflect its business fundamentals, we are also highly cognizant that the path a stock takes to get there is a random walk and out of our control.  We remain confident in our people and process and believe that this period of underperformance could ultimately create an opportunity.

Thank you for your support and for entrusting us with your investment dollars.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio. Investments in initial public offerings (“IPOs”), carry additional risk such as market and liquidity risk and can fluctuate considerably. When the Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller and medium cap companies involve additional risks such as limited liquidity and greater volatility. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete fund holdings.

The information provided herein represents the opinion of Huber Capital Management, LLC (“Huber Capital Management”) and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g., depreciation) and interest expense to pretax income.

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Equity Income Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return

			Since Inception*	Since Inception*
	1 Year	5 Year	(6/29/07)	(10/25/11)
Huber Capital Equity Income
Fund – Investor Class	-5.73%	11.20%	4.61%	—
Huber Capital Equity Income
Fund – Institutional Class	-5.31%	—	—	12.47%
Russell 1000® Value Index	0.53%	13.26%	4.34%	15.69%
S&P 500® Index	5.20%	14.33%	6.23%	16.45%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap Value Fund – Investor Class vs the Russell 2000® Index and the Russell 2000® Value Index

Average Annual Total Return

			Since Inception*	Since Inception*
	1 Year	5 Year	(6/29/07)	(10/25/11)
Huber Capital Small Cap Value
Fund – Investor Class	-10.47%	10.27%	5.54%	—
Huber Capital Small Cap Value
Fund – Institutional Class	-10.07%	—	—	12.59%
Russell 2000® Index	0.34%	12.06%	5.50%	14.46%
Russell 2000® Value Index	-2.88%	10.53%	3.92%	13.29%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Diversified Large Cap Value Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return

		Since Inception*
	1 Year	(12/31/12)
Huber Capital Diversified Large Cap Value
Fund – Investor Class	-5.56%	9.37%
Huber Capital Diversified Large Cap Value
Fund – Institutional Class	-5.14%	9.86%
Russell 1000® Value Index	0.53%	14.63%
S&P 500® Index	5.20%	16.62%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Fund commenced operations on December 31, 2012.

Huber Funds

EXPENSE EXAMPLE – October 31, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund (“Equity Income Fund”), the Huber Capital Small Cap Value Fund (“Small Cap Value Fund”) and the Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”) Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/15 – 10/31/15).

Actual Expenses
For each class of the Equity Income Fund, the Small Cap Value Fund, and the Diversified Large Cap Value Fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.49% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.85% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund and 1.25% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other

Huber Funds

EXPENSE EXAMPLE – October 31, 2015 (Unaudited), Continued

funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/15	10/31/15	5/1/15 – 10/31/15*
Investor Class Actual	$1,000.00	$ 973.20	$7.21
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.90	$7.37

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/15	10/31/15	5/1/15 – 10/31/15*
Institutional Class Actual	$1,000.00	$ 974.80	$4.93
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.04

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/15	10/31/15	5/1/15 – 10/31/15*
Investor Class Actual	$1,000.00	$ 935.10	$8.39
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.53	$8.74

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.72% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

EXPENSE EXAMPLE – October 31, 2015 (Unaudited), Continued

Small Cap Value Fund, Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/15	10/31/15	5/1/15 – 10/31/15*
Institutional Class Actual	$1,000.00	$ 937.20	$6.59
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.40	$6.87

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Diversified Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/15	10/31/15	5/1/15 – 10/31/15*
Investor Class Actual	$1,000.00	$ 970.00	$5.26
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.86	$5.40

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.06% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/15	10/31/15	5/1/15 – 10/31/15*
Institutional Class Actual	$1,000.00	$ 971.00	$3.73
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2015 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2015 (Unaudited), Continued

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2015

Shares	COMMON STOCKS - 97.83%	Value
	Advertising Agencies - 1.95%
216,000	Aimia, Inc. (a)	$2,025,612

	Aerospace & Defense - 3.32%
18,400	Northrop Grumman Corp.	3,454,600

	Air Transport - 0.98%
6,500	FedEx Corp.	1,014,325

	Aluminum - 1.74%
202,700	Alcoa, Inc.	1,810,111

	Banks: Diversified - 1.08%
27,000	SunTrust Banks, Inc.	1,121,040

	Chemicals: Diversified - 0.98%
12,400	BASF SE - ADR	1,015,188

	Computer Services, Software
	& Systems - 7.29%
161,400	CA Inc.	4,472,394
58,900	Microsoft Corp.	3,100,496
		7,572,890
	Computer Technology - 1.03%
39,800	Hewlett Packard Co.	1,073,008

	Consumer Lending - 2.10%
109,720	Ally Financial, Inc. (b)	2,185,622

	Diversified Financial Services - 12.86%
281,200	Bank of America Corp.	4,718,536
81,300	Citigroup Inc.	4,322,721
67,200	JPMorgan Chase & Co.	4,317,600
		13,358,857
	Diversified Retail - 1.32%
23,900	Wal-Mart Stores, Inc.	1,368,036

	Electronic Components - 0.76%
12,210	TE Connectivity Ltd.	786,812

	Engineering & Contracting Services - 6.68%
14,600	Fluor Corp.	698,026
338,830	KBR, Inc.	6,248,025
		6,946,051
	Financial Data & Systems - 0.32%
20,800	First Data Corp. - Class A (b)	329,472

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2015, Continued

Shares		Value
	Foods - 6.13%
30,800	ConAgra Foods, Inc.	$1,248,940
69,483	Herbalife Ltd. (b)	3,893,827
27,700	Tyson Foods, Inc. - Class A	1,228,772
		6,371,539
	Homebuilding - 1.75%
43,926	Lennar Corp. - Class B	1,820,294

	Household Equipment & Products - 1.99%
35,148	Tupperware Brands Corp.	2,069,163

	Insurance: Life - 5.97%
322,800	CNO Financial Group, Inc.	6,200,988

	Insurance: Multi-Line - 3.77%
35,100	American International Group, Inc.	2,213,406
41,904	Voya Financial, Inc.	1,700,045
		3,913,451
	Offshore Drilling & Other Services - 2.99%
186,814	Ensco plc - Class A (a)	3,106,717

	Oil: Crude Producers - 0.36%
52,000	Chesapeake Energy Corp.	370,760

	Oil: Integrated - 1.60%
12,100	BP plc - ADR	431,970
23,530	Royal Dutch Shell Plc - Class A - ADR	1,234,384
		1,666,354
	Pharmaceuticals - 14.01%
4,400	Allergan plc (a)(b)	1,357,268
57,400	Eli Lilly & Co.	4,682,118
68,700	Merck & Co., Inc.	3,755,142
141,000	Pfizer, Inc.	4,768,620
		14,563,148
	Shipping - 4.19%
202,400	Euronav SA (a)	3,027,904
74,434	Golar LNG Partners LP (a)	1,323,437
		4,351,341
	Specialty Retail - 1.17%
9,800	Home Depot, Inc.	1,211,672

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2015, Continued

Shares		Value
	Steel - 3.25%
101,400	Carpenter Technology Corp.	$3,377,634

	Telecommunications Equipment - 0.77%
28,500	ARRIS Group, Inc. (b)	805,410

	Tobacco - 3.57%
42,000	Philip Morris International, Inc.	3,712,800

	Utilities: Electrical - 3.90%
23,500	Entergy Corp.	1,601,760
87,900	Exelon Corp.	2,454,168
		4,055,928
	TOTAL COMMON STOCKS
	(Cost $92,513,434)	101,658,823

	SHORT-TERM INVESTMENTS - 1.82%
946,605	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	946,605
946,605	First American Tax Free Obligations
	Fund - Class Z, 0.00% (c)	946,605
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,893,210)	1,893,210
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $94,406,644) - 99.65%	103,552,033
	Other Assets in
	Excess of Liabilities - 0.35%	361,127
	NET ASSETS - 100.00%	$103,913,160

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2015.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2015

Shares	COMMON STOCKS - 97.71%	Value
	Advertising Agencies - 2.31%
533,700	Aimia, Inc. (a)	$5,006,106

	Aerospace & Defense - 0.25%
107,069	Kratos Defense & Security Solutions, Inc. (b)	534,274

	Aluminum - 2.29%
61,118	Kaiser Aluminum Corp.	4,968,282

	Asset Management & Custodian - 6.71%
166,500	OM Asset Management PLC	2,527,470
1,083,100	Uranium Participation Corp. (a)(b)	4,207,822
66,600	Virtus Investment Partners, Inc.	7,794,864
		14,530,156
	Banks: Diversified - 9.57%
30,641	First Citizens BancShares, Inc. - Class A	7,848,386
618,088	First Horizon National Corp.	8,764,488
570,553	Park Sterling Corp. (d)	4,136,509
		20,749,383
	Chemicals: Specialty - 6.57%
257,884	Innospec, Inc.	14,245,512

	Commercial Vehicles & Parts - 1.15%
110,046	Miller Industries, Inc.	2,495,843

	Computer Services, Software
	& Systems - 3.09%
145,944	Science Applications International Corp.	6,692,992

	Consumer Lending - 1.38%
33,097	Enova International, Inc. (b)	430,261
100,399	EZCORP, Inc. - Class A (b)	668,657
53,038	Nelnet, Inc. - Class A	1,897,700
		2,996,618
	Containers & Packaging - 0.49%
43,034	UFP Technologies, Inc. (b)	1,054,764

	Diversified Manufacturing Operations - 2.04%
412,757	Harsco Corp.	4,428,883

	Engineering & Contracting Services - 7.95%
107,092	Argan, Inc.	3,957,050
720,060	KBR, Inc.	13,277,906
		17,234,956

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2015, Continued

Shares		Value
	Equity REIT - Timber - 0.63%
123,900	CatchMark Timber Trust, Inc. - Class A	$1,356,705

	Health Care Facilities - 1.12%
77,374	Tenet Healthcare Corp. (b)	2,427,222

	Homebuilding - 1.93%
26,929	Lennar Corp. - Class B	1,115,938
143,785	William Lyon Homes - Class A (b)	3,068,372
		4,184,310
	Household Equipment & Products - 3.64%
133,945	Tupperware Brands Corp.	7,885,342

	Insurance: Life - 6.73%
731,258	CNO Financial Group, Inc.	14,047,466
123,980	Health Insurance
	Innovations, Inc. - Class A (b)	531,874
		14,579,340
	Leisure Time - 0.85%
185,333	Callaway Golf Co.	1,844,063

	Office Supplies Equipment - 1.88%
125,600	Lexmark International, Inc. - Class A	4,080,744

	Offshore Drilling & Other Services - 1.40%
1,417,254	Ocean Rig UDW, Inc.	3,032,924

	Paper - 1.87%
140,280	Kapstone Paper and Packaging Corp.	3,051,090
93,175	Mercer International, Inc.	1,006,290
		4,057,380
	Real Estate Investment
	Trusts (REITs) - 8.16%
421,709	Government Properties Income Trust	6,865,422
374,067	Granite Real Estate Investment Trust (a)	10,818,018
		17,683,440
	Restaurants - 2.28%
159,100	Boston Pizza Royalties Income Fund (a)	2,210,803
261,400	Pizza Pizza Royalty Corp. (a)	2,734,745
		4,945,548

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2015, Continued

Shares		Value
	Shipping - 6.35%
356,713	Nordic American Tankers Ltd.	$5,450,574
1,087,681	Teekay Tankers Ltd. - Class A	8,309,883
		13,760,457
	Steel - 3.81%
248,123	Carpenter Technology Corp.	8,264,977

	Telecommunications Equipment - 4.78%
366,706	ARRIS Group, Inc. (b)	10,363,112

	Textiles, Apparel & Shoes - 5.21%
736,353	Iconix Brand Group, Inc. (b)	11,280,928

	Utilities: Electrical - 3.27%
144,991	Great Plains Energy, Inc.	3,987,253
83,814	Portland General Electric Co.	3,107,823
		7,095,076
	TOTAL COMMON STOCKS
	(Cost $202,015,558)	211,779,337

	SHORT-TERM INVESTMENTS - 0.76%
828,909	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	828,909
828,908	First American Tax Free Obligations
	Fund - Class Z, 0.00% (c)	828,908
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,657,817)	1,657,817
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $203,673,375) - 98.47%	213,437,154
	Other Assets in
	Excess of Liabilities - 1.53%	3,319,355
	NET ASSETS - 100.00%	$216,756,509

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2015.
(d)	Security is considered illiquid. As of October 31, 2015, the value of this investment was $4,136,509 or 1.9% of net assets.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2015

Shares	COMMON STOCKS - 95.67%	Value
	Advertising Agencies - 1.78%
13,000	Aimia, Inc. (a)	$121,940

	Aerospace & Defense - 3.29%
1,200	Northrop Grumman Corp.	225,300

	Air Transport - 0.91%
400	FedEx Corp.	62,420

	Aluminum - 1.88%
14,400	Alcoa, Inc.	128,592

	Banks: Diversified - 1.15%
1,900	SunTrust Banks, Inc.	78,888

	Beverage: Soft Drinks - 0.56%
900	Coca-Cola Co.	38,115

	Chemicals: Diversified - 1.08%
900	BASF SE - ADR	73,683

	Computer Services, Software
	& Systems - 8.49%
10,800	CA Inc.	299,268
4,700	Microsoft Corp.	247,408
900	Oracle Corp.	34,956
		581,632
	Computer Technology - 0.67%
1,700	Hewlett Packard Co.	45,832

	Consumer Lending - 1.60%
5,500	Ally Financial, Inc. (b)	109,560

	Diversified Financial Services - 12.55%
18,300	Bank of America Corp.	307,074
5,200	Citigroup Inc.	276,484
4,300	JPMorgan Chase & Co.	276,275
		859,833
	Diversified Retail - 1.42%
1,700	Wal-Mart Stores, Inc.	97,308

	Electronic Components - 1.03%
1,100	TE Connectivity Ltd.	70,884

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2015, Continued

Shares		Value
	Engineering & Contracting Services - 6.68%
1,200	Fluor Corp.	$57,372
21,700	KBR, Inc.	400,148
		457,520
	Financial Data & Systems - 0.57%
1,500	First Data Corp. - Class A (b)	23,760
150	Mastercard, Inc. - Class A	14,848
		38,608
	Foods - 5.84%
2,400	ConAgra Foods, Inc.	97,320
3,900	Herbalife Ltd. (b)	218,556
1,900	Tyson Foods, Inc. - Class A	84,284
		400,160
	Homebuilding - 1.20%
1,988	Lennar Corp. - Class B	82,383

	Household Equipment & Products - 1.55%
1,800	Tupperware Brands Corp.	105,966

	Insurance: Life - 6.00%
21,400	CNO Financial Group, Inc.	411,094

	Insurance: Multi-Line - 2.19%
900	American International Group, Inc.	56,754
2,300	Voya Financial, Inc.	93,311
		150,065
	Insurance: Property-Casualty - 0.22%
400	XL Group plc	15,232

	Offshore Drilling & Other Services - 2.86%
11,785	Ensco plc - Class A (a)	195,985

	Oil: Crude Producers - 0.42%
4,000	Chesapeake Energy Corp.	28,520

	Oil: Integrated - 1.84%
600	BP plc - ADR	21,420
2,000	Royal Dutch Shell Plc - Class A - ADR	104,920
		126,340

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2015, Continued

Shares		Value
	Pharmaceuticals - 13.68%
200	Allergan plc (a)(b)	$61,694
4,000	Eli Lilly & Co.	326,280
4,600	Merck & Co., Inc.	251,436
8,800	Pfizer, Inc.	297,616
		937,026
	Scientific Instruments: Control
	& Filter - 0.34%
500	Flowserve Corp.	23,180

	Shipping - 3.42%
10,900	Euronav SA (a)	163,064
4,000	Golar LNG Partners LP (a)	71,120
		234,184
	Specialty Retail - 0.18%
100	Home Depot, Inc.	12,364

	Steel - 1.95%
4,000	Carpenter Technology Corp.	133,240

	Telecommunications Equipment - 0.37%
900	ARRIS Group, Inc. (b)	25,434

	Tobacco - 4.00%
3,100	Philip Morris International, Inc.	274,040

	Utilities: Electrical - 4.89%
700	American Electric Power Co., Inc.	39,655
1,500	Entergy Corp.	102,240
5,800	Exelon Corp.	161,936
300	NextEra Energy, Inc.	30,798
		334,629
	Utilities: Telecommunications - 1.06%
700	Verizon Communications, Inc.	32,816
1,200	Vodafone Group plc - ADR	39,564
		72,380
	TOTAL COMMON STOCKS
	(Cost $6,438,908)	6,552,337

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2015, Continued

Shares	SHORT-TERM INVESTMENTS - 4.67%	Value
160,040	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	$160,040
160,039	First American Tax Free Obligations
	Fund - Class Z, 0.00% (c)	160,039
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $320,079)	320,079
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,758,987) - 100.34%	6,872,416
	Liabilities in Excess
	of Other Assets - (0.34)%	(23,406)
	NET ASSETS - 100.00%	$6,849,010

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2015.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2015

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
ASSETS
Investments in securities, at value:
(identified cost $94,406,644, $203,673,375,
and $6,758,987, respectively)	$103,552,033	$213,437,154	$6,872,416
Cash	29,568	42,409	1,892
Receivables
Fund shares sold	2,296	90,278	—
Investment securities sold	494,185	3,614,059	11,735
Dividends and interest	31,783	627,851	2,080
Dividend tax reclaim	9,485	9,642	404
Due from Adviser (Note 4)	—	—	5,064
Prepaid expenses	18,676	20,292	4,606
Total assets	104,138,026	217,841,685	6,898,197
LIABILITIES
Payables
Fund shares purchased	27,919	498,564	—
Investment securities purchased	—	68,739	—
Advisory fees	62,036	227,351	—
12b-1 fees	36,497	115,369	90
Administration fees	18,578	30,515	6,309
Audit fees	20,674	20,674	20,674
Chief Compliance Officer fee	1,500	1,500	1,500
Custody fees	4,701	6,118	976
Fund accounting fees	9,148	14,388	5,675
Shareholder servicing fees	25,182	73,059	5,344
Transfer agent fees and expenses	10,003	18,465	5,575
Accrued expenses	8,628	10,434	3,044
Total liabilities	224,866	1,085,176	49,187
NET ASSETS	$103,913,160	$216,756,509	$6,849,010

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2015, Continued

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$22,167,300	$57,543,278	$2,214,702
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	1,693,890	3,805,801	190,621
Net asset value, offering and redemption
price per share (Note 1)	$13.09	$15.12	$11.62
Institutional Class
Net assets applicable to shares outstanding	$81,745,860	$159,213,231	$4,634,308
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	6,214,977	10,355,207	395,776
Net asset value, offering and redemption
price per share (Note 1)	$13.15	$15.38	$11.71
COMPONENTS OF NET ASSETS
Paid-in capital	$95,242,244	$208,400,425	$6,930,777
Undistributed net investment income	1,028,173	1,832,109	77,470
Accumulated net realized loss on
investments and foreign currency	(1,502,646)	(3,240,488)	(272,666)
Net unrealized appreciation on investments
and foreign currency	9,145,389	9,764,463	113,429
Net assets	$103,913,160	$216,756,509	$6,849,010

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2015

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and
issuance fees withheld of $63,361,
$154,039, and $2,903, respectively)	$2,817,635	$5,962,841	$168,532
Interest	90	212	17
Total investment income	2,817,725	5,963,053	168,549
Expenses
Advisory fees (Note 4)	1,187,809	3,612,821	53,945
Administration fees (Note 4)	134,655	241,802	42,171
Transfer agent fees
and expenses (Note 4)	70,907	131,423	40,130
Distribution fees -
Investor Class (Note 7)	65,028	215,695	5,612
Fund accounting fees (Note 4)	63,454	106,310	35,530
Registration fees	51,220	41,629	28,653
Custody fees (Note 4)	48,833	51,175	5,882
Shareholder servicing fees -
Investor Class (Note 6)	47,710	144,341	4,396
Audit fees	21,274	20,674	20,677
Trustee fees	10,584	11,881	9,002
Legal fees	9,573	10,392	7,416
Chief Compliance Officer fee (Note 4)	9,049	9,049	9,000
Reports to shareholders	7,207	12,579	827
Miscellaneous expense	6,948	11,909	3,850
Insurance expense	4,107	7,957	1,718
Total expenses	1,738,358	4,629,637	268,809
Less: advisory fee waiver and expense
reimbursement (Note 4)	(437,811)	(656,781)	(204,855)
Net expenses	1,300,547	3,972,856	63,954
Net investment income	1,517,178	1,990,197	104,595

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2015, Continued

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	$(1,065,626)	$(3,123,099)	$(247,055)
Foreign currency	(824)	(10,332)	(36)
Capital gain distributions from regulated
investment companies	122	919	66
Net change in unrealized
appreciation on:
Investments	(8,286,173)	(29,094,654)	(259,734)
Foreign currency	—	1,292	—
Net realized and unrealized
loss on investments	(9,352,501)	(32,225,874)	(506,759)
Net Decrease in Net Assets
Resulting from Operations	$(7,835,323)	$(30,235,677)	$(402,164)

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,517,178	$2,321,670
Net realized gain/(loss) on:
Investments	(1,065,626)	(286,185)
Foreign currency	(824)	128
Capital gain distributions from regulated
investment companies	122	—
Net change in unrealized appreciation/
(depreciation) on investments	(8,286,173)	4,531,512
Net increase/(decrease) in net assets
resulting from operations	(7,835,323)	6,567,125
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(419,100)	(91,616)
Institutional Class	(2,229,884)	(485,780)
From net realized gain on investments
Investor Class	—	(8,973)
Institutional Class	—	(33,195)
Total distributions to shareholders	(2,648,984)	(619,564)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(32,735,494)	84,158,241
Total increase/(decrease) in net assets	(43,219,801)	90,105,802
NET ASSETS
Beginning of year	147,132,961	57,027,159
End of year	$103,913,160	$147,132,961
Undistributed net investment
income at end of year	$1,028,173	$2,160,803

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)  A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2015		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	540,216	$7,183,304	2,727,262	$37,954,555
Shares issued
on reinvestments
of distributions	31,157	401,612	6,972	93,839
Shares redeemed**	(1,059,845)	(14,169,923)	(1,332,854)	(18,456,621)
Net increase/(decrease)	(488,472)	$(6,585,007)	1,401,380	$19,591,773
** Net of redemption
fees of		$1,069		$10,522

	Institutional Class
	Year Ended		Year Ended
	October 31, 2015		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	430,113	$5,782,409	5,025,767	$69,525,535
Shares issued
on reinvestments
of distributions	163,568	2,111,667	34,862	469,940
Shares redeemed**	(2,584,188)	(34,044,563)	(393,326)	(5,429,007)
Net increase/(decrease)	(1,990,507)	$(26,150,487)	4,667,303	$64,566,468
** Net of redemption
fees of		$2,837		$3,027

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,990,197	$521,119
Net realized gain/(loss) on investments:
Non-affiliates	(3,123,099)	582,888
Affiliates	—	305,641
Foreign currency	(10,332)	(12,964)
Capital gain distributions from regulated
investment companies	919	668
Net change in unrealized
appreciation/(depreciation) on:
Investments	(29,094,654)	(5,984,781)
Foreign currency	1,292	(712)
Net decrease in net assets resulting
from operations	(30,235,677)	(4,588,141)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(264,373)	—
From net realized gain on investments
Investor Class	(77,759)	—
Institutional Class	(133,042)	—
Total distributions to shareholders	(475,174)	—
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(78,435,455)	41,877,033
Total increase/(decrease) in net assets	(109,146,306)	37,288,892
NET ASSETS
Beginning of year	325,902,815	288,613,923
End of year	$216,756,509	$325,902,815
Undistributed net investment income
at end of year	$1,832,109	$119,186

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)  A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2015		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	348,659	$5,572,257	3,165,034	$55,211,084
Shares issued
on reinvestments
of distributions	4,874	74,663	—	—
Shares redeemed**	(3,951,347)	(62,608,886)	(4,114,658)	(70,584,781)
Net decrease	(3,597,814)	$(56,961,966)	(949,624)	$(15,373,697)
** Net of redemption
fees of		$4,171		$8,130

	Institutional Class
	Year Ended		Year Ended
	October 31, 2015		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,192,372	$19,196,712	4,679,776	$83,334,928
Shares issued
on reinvestments
of distributions	19,119	296,733	—	—
Shares redeemed**	(2,575,989)	(40,966,934)	(1,487,340)	(26,084,198)
Net increase/(decrease)	(1,364,498)	$(21,473,489)	3,192,436	$57,250,730
** Net of redemption
fees of		$3,704		$2,351

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$104,595	$42,391
Net realized gain/(loss) on:
Investments	(247,055)	(2,094)
Foreign currency	(36)	(6)
Capital gain distributions from regulated
investment companies	66	2
Net change in unrealized
appreciation/(depreciation) on investments	(259,734)	219,551
Net increase/(decrease) in net assets
resulting from operations	(402,164)	259,844
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(18,522)	(986)
Institutional Class	(45,513)	(17,600)
From net realized gain on investments
Investor Class	(6,155)	(7,250)
Institutional Class	(11,466)	(103,103)
Total distributions to shareholders	(81,656)	(128,939)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(142,514)	5,981,934
Total increase/(decrease) in net assets	(626,334)	6,112,839
NET ASSETS
Beginning of year	7,475,344	1,362,505
End of year	$6,849,010	$7,475,344
Undistributed net investment
income at end of year	$77,470	$36,950

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)  A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2015		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,133	$37,250	203,946	$2,486,962
Shares issued
on reinvestments
of distributions	2,148	24,678	697	8,236
Shares redeemed	(23,299)	(265,807)	(3,125)	(38,494)
Net increase/(decrease)	(18,018)	$(203,879)	201,518	$2,456,704

	Institutional Class
	Year Ended		Year Ended
	October 31, 2015		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	368	$4,400	279,271	$3,404,527
Shares issued
on reinvestments
of distributions	4,938	56,980	10,203	120,703
Shares redeemed	(1)	(15)	—	—
Net increase	5,305	$61,365	289,474	$3,525,230

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$14.10	$13.16	$10.18	$8.82	$8.02

Income from investment operations:
Net investment income^	0.12	0.22	0.12	0.10	0.06
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.93)	0.81	2.94	1.30	0.79
Total from investment operations	(0.81)	1.03	3.06	1.40	0.85

Less distributions:
From net investment income	(0.20)	(0.09)	(0.08)	(0.04)	(0.05)
From net realized gain
on investments	—	(0.01)	—	—	—
Total distributions	(0.20)	(0.10)	(0.08)	(0.04)	(0.05)
Redemption fees retained	0.00 ^+	0.01 ^	0.00 ^+	0.00 ^+	—

Net asset value, end of year	$13.09	$14.10	$13.16	$10.18	$8.82

Total return	-5.73%	7.95%	30.30%	15.91%	10.60%

Ratios/supplemental data:
Net assets, end of year (thousands)	$22,167	$30,765	$10,276	$8,255	$5,469
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.79%	1.82%	2.03%	2.97%	4.34%
After advisory fee waiver and
expense reimbursement	1.43%	1.49%	1.40%	1.49%	1.49%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	0.54%	1.24%	0.44%	(0.44%)	(2.12%)
After advisory fee waiver and
expense reimbursement	0.90%	1.57%	1.07%	1.05%	0.73%
Portfolio turnover rate	15.44%	28.70%	29.36%	7.88%	20.39%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class					October 25, 2011*
					through
	Year Ended October 31,				October 31,
	2015	2014	2013	2012	2011
Net asset value,
beginning of period	$14.18	$13.21	$10.20	$8.82	$8.60
Income from
investment operations:
Net investment income^	0.18	0.28	0.16	0.13	0.00	+
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.94)	0.83	2.95	1.31	0.22
Total from
investment operations	(0.76)	1.11	3.11	1.44	0.22
Less distributions:
From net
investment income	(0.27)	(0.13)	(0.10)	(0.06)	—
From net realized
gain on investments	—	(0.01)	—	—	—
Total distributions	(0.27)	(0.14)	(0.10)	(0.06)	—
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	—
Net asset value,
end of period	$13.15	$14.18	$13.21	$10.20	$8.82
Total return	-5.31%	8.47%	30.73%	16.42%	2.56	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$81,746	$116,368	$46,752	$14,935	$1,493
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.35%	1.32%	1.61%	2.43%	2.03	%†
After advisory fee waiver and
expense reimbursement	0.99%	0.99%	0.99%	0.99%	0.99	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	1.00%	1.64%	0.72%	(0.09%)	(1.34	%)†
After advisory fee waiver and
expense reimbursement	1.36%	1.97%	1.34%	1.35%	(0.30	%)†
Portfolio turnover rate	15.44%	28.70%	29.36%	7.88%	20.39	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$16.90	$17.02	$12.54	$10.19	$9.32

Income from investment operations:
Net investment income/(loss)^	0.03	(0.03)	(0.06)	(0.05)	(0.08)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.80)	(0.09)	4.57	2.40	0.97
Total from investment operations	(1.77)	(0.12)	4.51	2.35	0.89

Less distributions:
From net investment income	—	—	(0.03)	—	(0.02)
From net realized
gain on investments	(0.01)	—	(0.00)+	—	—
Total distributions	(0.01)	—	(0.03)	—	(0.02)
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of year	$15.12	$16.90	$17.02	$12.54	$10.19

Total return	-10.47%	-0.71%	36.07%	23.06%	9.50%

Ratios/supplemental data:
Net assets, end of year (thousands)	$57,543	$125,084	$142,171	$20,935	$10,570
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	2.01%	2.11%	2.19%	2.71%	3.43%
After advisory fee waiver and
expense reimbursement	1.77%	1.85%	1.85%	1.85%	1.99%#
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.03%)	(0.41%)	(0.70%)	(1.26%)	(2.16%)
After advisory fee waiver and
expense reimbursement	0.21%	(0.15%)	(0.36%)	(0.40%)	(0.72%)
Portfolio turnover rate	27.30%	23.82%	4.28%	16.29%	11.83%

+	Less than $0.005.
^	Based on average shares outstanding.
#	Effective October 25, 2011, the Adviser has reduced the expense cap to 1.85%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class					October 25, 2011*
					through
	Year Ended October 31,				October 31,
	2015	2014	2013	2012	2011
Net asset value,
beginning of period	$17.14	$17.17	$12.60	$10.19	$9.60
Income from
investment operations:
Net investment income^	0.16	0.07	0.04	0.01	0.00	+
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.89)	(0.10)	4.56	2.40	0.59
Total from
investment operations	(1.73)	(0.03)	4.60	2.41	0.59
Less distributions:
From net
investment income	(0.02)	—	(0.03)	—	—
From net realized
gain on investments	(0.01)	—	(0.00)+	—	—
Total distributions	(0.03)	—	(0.03)	—	—
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	—
Net asset value,
end of period	$15.38	$17.14	$17.17	$12.60	$10.19
Total return	-10.07%	-0.17%	36.65%	23.65%	6.15	%‡
Ratios/supplemental data:
Net assets, end of
period (thousands)	$159,213	$200,819	$146,443	$19,540	$1,262
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.59%	1.61%	1.69%	2.27%	2.74	%†
After advisory fee waiver and
expense reimbursement	1.35%	1.35%	1.35%	1.35%	1.35	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.75%	0.14%	(0.11%)	(0.86%)	1.11	%†
After advisory fee waiver and
expense reimbursement	0.99%	0.40%	0.23%	0.06%	2.50	%†
Portfolio turnover rate	27.30%	23.82%	4.28%	16.29%	11.83	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
			December 31,
			2012*
	Year Ended		through
	October 31,		October 31,
	2015	2014	2013
Net asset value, beginning of period	$12.43	$12.55	$10.00

Income from investment operations:
Net investment income^	0.14	0.12	0.08
Net realized and unrealized gain/(loss)
on investments and foreign currency
related transactions	(0.83)	0.92	2.47
Total from investment operations	(0.69)	1.04	2.55

Less distributions:
From net investment income	(0.09)	(0.14)	—
From net realized gain on investments	(0.03)	(1.02)	—
Total distributions	(0.12)	(1.16)	—

Net asset value, end of period	$11.62	$12.43	$12.55

Total return	-5.56%	8.75%	25.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,215	$2,593	$89
Ratio of expenses to average net assets:
Before expense reimbursement	4.00%	7.27%	19.32	%†
After expense reimbursement	1.15%	1.25%	1.25	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.65%)	(5.05%)	(17.18	%)†
After expense reimbursement	1.20%	0.97%	0.89	%†
Portfolio turnover rate	21.22%	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
			December 31,
			2012*
	Year Ended		through
	October 31,		October 31,
	2015	2014	2013
Net asset value, beginning of period	$12.50	$12.61	$10.00

Income from investment operations:
Net investment income^	0.19	0.19	0.13
Net realized and unrealized gain/(loss)
on investments and foreign currency
related transactions	(0.83)	0.89	2.48
Total from investment operations	(0.64)	1.08	2.61

Less distributions:
From net investment income	(0.12)	(0.17)	—
From net realized gain on investments	(0.03)	(1.02)	—
Total distributions	(0.15)	(1.19)	—

Net asset value, end of period	$11.71	$12.50	$12.61

Total return	-5.14%	9.12%	26.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,634	$4,882	$1,273
Ratio of expenses to average net assets:
Before expense reimbursement	3.59%	8.49%	19.27	%†
After expense reimbursement	0.75%	0.75%	0.75	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	-1.25%	-6.19%	(17.16	%)†
After expense reimbursement	1.59%	1.55%	1.36	%†
Portfolio turnover rate	21.22%	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) is capital appreciation.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Funds’ Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014, or expected to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

For the year ended October 31, 2015, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Loss	Paid-in Capital
Equity Income Fund	$(824)	$824	$—
Small Cap Value Fund	(12,901)	12,901	—
Diversified Large Cap Value Fund	(40)	40	—

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At October 31, 2015, the Small Cap Value Fund had investments in illiquid securities with a total value of $4,136,509 or 1.9% of net assets.

Information concerning these illiquid securities is as follows:

Small Cap Value Fund	Shares	Dates Acquired	Cost Basis
Park Sterling Corp.	570,553	8/10 – 7/14	$3,197,922

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

I.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities     having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2015:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,494,776	$—	$—	$8,494,776
Consumer Staples	10,084,339	—	—	10,084,339
Energy	5,143,831	—	—	5,143,831
Financial Services	27,109,431	—	—	27,109,431
Health Care	14,563,148	—	—	14,563,148
Materials & Processing	6,202,933	—	—	6,202,933
Producer Durables	15,766,317	—	—	15,766,317
Technology	10,238,120	—	—	10,238,120
Utilities	4,055,928	—	—	4,055,928
Total Common Stocks	101,658,823	—	—	101,658,823
Short-Term Investments	1,893,210	—	—	1,893,210
Total Investments
in Securities	$103,552,033	$—	$—	$103,552,033

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$35,146,297	$—	$—	$35,146,297
Energy	3,032,924	—	—	3,032,924
Financial Services	67,759,133	4,136,509	—	71,895,642
Health Care	2,427,222	—	—	2,427,222
Materials & Processing	32,590,915	—	—	32,590,915
Producer Durables	42,535,157	—	—	42,535,157
Technology	17,056,104	—	—	17,056,104
Utilities	7,095,076	—	—	7,095,076
Total Common Stocks	207,642,828	4,136,509	—	211,779,337
Short-Term Investments	1,657,817	—	—	1,657,817
Total Investments
in Securities	$209,300,645	$4,136,509	$—	$213,437,154

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$419,961	$—	$—	$419,961
Consumer Staples	712,315	—	—	712,315
Energy	350,845	—	—	350,845
Financial Services	1,663,280	—	—	1,663,280
Health Care	937,026	—	—	937,026
Materials & Processing	335,515	—	—	335,515
Producer Durables	1,002,604	—	—	1,002,604
Technology	723,782	—	—	723,782
Utilities	407,009	—	—	407,009
Total Common Stocks	6,552,337	—	—	6,552,337
Short-Term Investments	320,079	—	—	320,079
Total Investments
in Securities	$6,872,416	$—	$—	$6,872,416

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2015, the end of the reporting period. The Equity Income Fund and the Large Cap Value Fund recognized no transfers to/from level 1 or level 2.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

The Small Cap Value Fund had the following transfers during the year ended October 31, 2015.

Transfers into Level 2	$4,136,509
Transfers out of Level 2	—
Net transfers into/or out of Level 2	$4,136,509

On October 31, 2015, a transfer was made from level 1 to level 2 due to a security being classified as illiquid by the Adviser.

There were no level 3 securities held in the Funds during the year ended October 31, 2015.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the year ended

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

October 31, 2015, the Equity Income Fund, the Small Cap Value Fund, and the Diversified Large Cap Value Fund incurred $1,187,809, $3,612,821 and $53,945, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively, to 1.85% and 1.35% of average daily net assets of the Investor Class and Institutional class of the Small Cap Value Fund, respectively, and to 1.25% and 0.75% of average daily net assets of the Investor Class and Institutional Class of the Diversified Large Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2015, the Adviser reduced its fees and absorbed Fund expenses in the amount of $437,811 for the Equity Income Fund, $656,781 for the Small Cap Value Fund, and $204,855 for the Diversified Large Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2016	2017	2018	Total
Equity Income Fund	$249,978	$403,983	$437,811	$1,091,772
Small Cap Value Fund	499,138	865,697	656,781	2,021,616
Diversified Large Cap Value Fund	181,128	222,226	204,855	608,209

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

For the year ended October 31, 2015, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$134,655	$241,802	$42,171
Fund Accounting	63,454	106,310	35,530
Transfer Agency (excludes
out-of-pocket expenses)	58,102	104,857	37,027
Custody	48,833	51,175	5,882
Chief Compliance Officer	9,049	9,049	9,000

At October 31, 2015, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$18,578	$30,515	$6,309
Fund Accounting	9,148	14,388	5,675
Transfer Agency (excludes
out-of-pocket)	7,987	13,237	5,384
Custody	4,701	6,118	976
Chief Compliance Officer	1,500	1,500	1,500

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act.  The Funds did not hold any affiliates during the year ended October 31, 2015.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class Shares of the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2015, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and Diversified Large Cap Value Fund Investor Class incurred shareholder servicing fees of $47,710, $144,341, and $4,396, under the Agreement, respectively.

NOTE 7 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2015, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and the Diversified Large Cap Value Fund Investor Class paid the Distributor $65,028, $215,695, and $5,612, respectively.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2015, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Purchases	$18,274,194	$71,549,696	$1,608,599
Sales	54,103,724	145,273,697	1,443,165

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the years ended October 31, 2015 and October 31, 2014 was as follows:

	Equity Income Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Ordinary income	$2,648,984	$577,406
Long-term capital gains	—	42,158

	Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Ordinary income	$475,174	$—
Long-term capital gains	—	—

	Diversified Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Ordinary income	$78,085	$128,939
Long-term capital gains	3,571	—

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2015, Continued

As of October 31, 2015, the components of accumulated earnings/(losses) on a tax basis were as follows:

			Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
Cost of investments
for tax purposes (a)	$94,879,604	$204,182,924	$6,762,618
Gross tax
unrealized appreciation	21,237,036	42,735,690	770,115
Gross tax
unrealized depreciation	(12,564,607)	(33,481,460)	(660,317)
Net tax unrealized appreciation	8,672,429	9,254,230	109,798
Net unrealized
appreciation foreign currency	—	684	—
Undistributed ordinary income	1,028,173	1,832,493	77,470
Undistributed long-term
capital gain	—	—	—
Total distributable earnings	1,028,173	1,832,493	77,470
Other accumulated
gains/(losses)	(1,029,686)	(2,731,323)	(269,035)
Total accumulated earnings	$8,670,916	$8,356,084	$(81,767)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2015, the Equity Income Fund had short-term and long-term capital loss carryforwards of $356,342 and $673,344, respectively.  The Small Cap Value Fund had short-term capital loss carryforwards of $2,731,323.  The Diversified Large Cap Value Fund had short-term and long-term capital loss carryforwards of $135,435 and $133,600, respectively.  The capital loss carryforwards in each Fund can be carried over indefinitely to offset future gains.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Huber Capital Diversified Large Cap Value Fund

We have audited the accompanying statements of assets and liabilities of the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund and Huber Capital Diversified Large Cap Value Fund (the “Funds”), each a series of Advisors Series Trust, including the schedules of investments, as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in regards to the Huber Capital Diversified Large Cap Value Fund,  financial highlights for the two years in the period then ended and for the period December 31, 2012 (commencement of operations) to October 31, 2013.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we been engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund and Huber Capital Diversified Large Cap Value Fund, as of October 31, 2015, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in regards to the Huber Capital Diversified Large Cap Value Fund, financial highlights for the two years in the period then ended and for the period December 31, 2012 (commencement of operations) to October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2015

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2015 (Unaudited)

For the year ended October 31, 2015, the Equity Income Fund, the Small Cap Value Fund and the Diversified Large Cap Value Fund designated $2,648,984, $475,174 and $78,085, respectively, as ordinary income and the Diversified Large Cap Value Fund designated $3,571 as long-term capital gains for purposes of the dividends paid deduction.

Certain dividends paid by the Equity Income Fund and Diversified Large Cap Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the year ended October 31, 2015, the percentage of dividends declared from net investment income designated as qualified dividend income in the Equity Income Fund, Small Cap Value Fund, and Diversified Large Cap Value Fund was 100%, 61.37% and 54.94%, respectively.

For corporate shareholders in the Equity Income Fund, the Small Cap Value Fund and the Diversified Large Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2015 was 88.37%, 61.37% and 60.37%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2015

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)
Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite	Director, Alpha	3	Trustee,
(age 69)		term	Gamma Delta		Advisors Series
615 E. Michigan Street		since	Housing		Trust (for series
Milwaukee, WI 53202		March	Corporation		not affiliated
		2014.	(collegiate		with the Funds);
			housing		Independent
			management)		Trustee from
			(2012 to present);		1999 to 2012,
			Trustee and Chair		New Covenant
			(2000 to 2012),		Mutual Funds.
New Covenant
Mutual Funds
(1999 to 2012);
Director and
Board Member,
Alpha Gamma
Delta Foundation
(philanthropic
organization)
(2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite	Retired; former	3	Trustee,
(age 79)		term	Financial		Advisors Series
615 E. Michigan Street		since	Consultant and		Trust (for series
Milwaukee, WI 53202		February	former Executive		not affiliated
		1997.	Vice President		with the Funds);
			and Chief		Trustee, The
			Operating Officer		Forward Funds
			of ICI Mutual		(26 portfolios).
Insurance
Company (until
January 1997).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)
George J. Rebhan	Trustee	Indefinite	Retired; formerly	3	Trustee,
(age 81)		term	President,		Advisors Series
615 E. Michigan Street		since	Hotchkis and		Trust (for series
Milwaukee, WI 53202		May	Wiley Funds		not affiliated
		2002.	(mutual funds)		with the Funds);
			(1985 to 1993).		Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite	Retired; formerly	3	Trustee,
(age 76)		term	Senior Vice		Advisors Series
615 E. Michigan Street		since	President,		Trust (for series
Milwaukee, WI 53202		February	Federal Home		not affiliated
		1997.	Loan Bank of		with the Funds).
San Francisco.

Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite	President, CEO,	3	Trustee,
(age 68)	Trustee	term	U.S. Bancorp		Advisors Series
615 E. Michigan Street		since	Fund Services,		Trust (for series
Milwaukee, WI 53202		September	LLC (May 1991		not affiliated
		2008.	to present).		with the Funds).

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Officers
Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services,
(age 68)	and Chief	term	LLC (May 1991 to present).
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	September
2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and
(age 48)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Executive	since	LLC (March 1997 to present).
Milwaukee, WI 53202	Officer	June
2003.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and
(age 54)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Financial	since	LLC (October 1998 to present).
Milwaukee, WI 53202	Officer	December
2007.

Kevin J. Hayden	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 44)	Treasurer	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street		since	LLC (June 2005 to present).
Milwaukee, WI 53202		September
2013.

Albert Sosa	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 45)	Treasurer	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street		since	LLC (June 2004 to present).
Milwaukee, WI 53202		September
2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund
(age 58)	President,	term	Services, LLC (February 2008 to present).
615 E. Michigan Street	Chief	since
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel,
(age 50)		term	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		since	(May 2006 to present).
Milwaukee, WI 53202		September
2015.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Emily R. Enslow, Esq.	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund
(age 28)	Secretary	term	Services, LLC (July 2013 to present);
615 E. Michigan Street		since	Proxy Voting Coordinator and Class Action
Milwaukee, WI 53202		September	Administrator, Artisan Partners Limited
		2015.	Partnership (September 2012 to July 2013);
Legal Internship, Artisan Partners Limited
Partnership (February 2012 to September
2012); J.D. Graduate, Marquette University
Law School (2009 to 2012).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of September 30, 2015, the Trust was comprised of 47 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726 (888-HUBERCM).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2015	FYE 10/31/2014
Audit Fees	$52,200	$50,700
Audit-Related Fees	N/A	N/A
Tax Fees	$9,900	$9,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2015	FYE 10/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2015	FYE 10/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/8/16

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 1/8/16

* Print the name and title of each signing officer under his or her signature.